Revenue (Tables)	9 Months Ended
Sep. 30, 2024
Revenue [abstract]
Schedule of Revenue Recognized in Unaudited Condensed Consolidated Interim Statements of Profit or Loss

Revenue has been recognized in the unaudited condensed consolidated interim statements of profit or loss in the following amounts:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
	(EUR’000)		(EUR’000)
Revenue
Commercial products	55,710	46,968	153,598	114,414
Rendering of services	1,272	401	9,636	12,480
Clinical supply	—	94	1	348
Licenses	851	571	26,490	1,774
Total revenue	57,833	48,034	189,725	129,016
Attributable to
Commercial customers	55,710	46,968	153,598	114,414
Collaboration partners and license agreements	2,123	1,066	36,127	14,602
Total revenue	57,833	48,034	189,725	129,016
Specified by timing of recognition
Recognized over time	1,272	401	9,636	12,480
Recognized at a point in time	56,561	47,633	180,089	116,536
Total revenue	57,833	48,034	189,725	129,016
Specified per geographical area
Europe	8,151	381	14,800	381
North America	48,758	47,234	170,833	127,059
Rest of world	924	419	4,092	1,576
Total revenue	57,833	48,034	189,725	129,016